Document and Entity Information	Oct. 15, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 15, 2026
Entity Registrant Name	AMERICAN EXPRESS CO
Entity Incorporation, State or Country Code	NY
Entity File Number	1-7657
Entity Tax Identification Number	13-4922250
Entity Address, Address Line One	200 Vesey Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10285
City Area Code	212
Local Phone Number	640-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000004962
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Shares (par value $0.20 per Share)
Trading Symbol	AXP
Security Exchange Name	NYSE
3.433% Fixed-To-Floating Rate Note
Entity Information [Line Items]
Title of 12(b) Security	3.433% Fixed-to-Floating Rate Notes due May 20, 2032
Trading Symbol	AXP32
Security Exchange Name	NYSE
3.835% Fixed-To-Floating Rate Note
Entity Information [Line Items]
Title of 12(b) Security	3.835% Fixed-to-Floating Rate Notes due June 16, 2034
Trading Symbol	AXP34
Security Exchange Name	NYSE